COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 09, 2020	Jun. 30, 2016	Sep. 30, 2020	Mar. 31, 2020
Contingent sales fee description		A contingent sales fee upon product sales of 1% of sales or $150,000 whichever is greater.
Accrued maintenance fees			$ 178,000	$ 100,000
Interest				28,000
Total accrued maintenance fees				$ 128,000
First BLA [Member]
Future payments		$ 225,000
First Phase III clinical trial [Member]
Future payments		225,000
First Phase I clinical trial [Member]
Future payments		100,000
Annual maintenance fee		$ 50,000
Board of Directors [Member]
Expense bonus agreement description	Adopted an Expense Bonus Agreement whereby, at the sale of the Company, ten percent of the sale price will be allocated to direct expenses of the transaction with any unused balance being allocated at 80% to officers and employees and 20% to directors.